Angel Oak Mortgage Trust 2022-5 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 5/25/2022 3:30:15 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Last Name	0	3	0.00%	3
City	0	3	0.00%	3
Disbursement Date	0	1	0.00%	3
Investor: Qualifying Housing Ratio	3	3	100.00%	3
Investor: Qualifying Total Debt Ratio	1	3	33.33%	3
Margin	1	2	50.00%	3
MERS Min Number	2	2	100.00%	3
Note Date	0	3	0.00%	3
Occupancy	0	3	0.00%	3
Original CLTV	0	3	0.00%	3
Original Loan Amount	0	3	0.00%	3
Original LTV	0	3	0.00%	3
Original P&I	1	1	100.00%	3
Original Term	0	2	0.00%	3
Originator Loan Designation	0	2	0.00%	3
Property Type	1	3	33.33%	3
Purpose	0	3	0.00%	3
Representative FICO	0	3	0.00%	3
State	0	3	0.00%	3
Zip	0	3	0.00%	3
Total	9	52	17.31%	3